Employee Benefits - Summary of Change in Plan Assets (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	₨ 1,525	₨ 1,130	₨ 915
Net interest on net defined benefit liability/(asset)	7	(35)	(30)
Net gratuity cost/(benefit)	1,532	1,095	885
Actual return on plan assets	₨ 501	₨ 692	₨ 351